IFRS 7 Disclosure - Market Risk - Summary of Market Risk VaR and Market Risk SVaR (Parenthetical) (Detail) - Market Risk [Member] - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	$ 29	$ 31
Weighted average [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	25	30
Weighted average [member] | Loan underwriting commitments risk [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	$ 14	$ 11